Balance Sheet Details - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost related to IPO Issuance [Abstract]
Cost related to IPO issuance		$ 538,318
Other non-current assets, net	25,365	500	269,083
Additional stock issuance cost offset against paid-in capital	1,211,896
Underwriting discounts offset against paid-in capital	1,330,000
Stock option and restricted stock offset against paid-in capital	746,259
Accounts Payable [Member]
Cost related to IPO Issuance [Abstract]
Unpaid invoices		$ 328,221